Variable Interest Entity (Details) - Schedule of Operating Results of VIE - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2023 USD ($)
Schedule of Operating Results of VIE [Line Items]
Revenue	$ 332,842	[1]
Selling, general and administrative	(169,563)
Interest expense	(259,713)	[2]
Income tax	(800)
Net loss	$ (97,234)

[1]	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the consolidated statements of operations.
[2]	Upland generated interest expense of $155,806 from the intercompany payable to Visiontech of $1,411,025, both amounts were eliminated on the consolidated statements of operations.